Stockholders’ Equity/(Deficit) - 5 (Details)					1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 01, 2025 shares	Jan. 23, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 25, 2024 $ / shares shares	May 31, 2024 $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2019	Aug. 15, 2025 $ / shares	Aug. 10, 2025 $ / shares	May 24, 2025 $ / shares	May 01, 2025 shares	Feb. 28, 2025 $ / shares shares	Jan. 24, 2025 $ / shares	Dec. 30, 2024 shares	Nov. 21, 2024 shares	Oct. 30, 2024 USD ($)	Jul. 31, 2024 $ / shares	Jul. 27, 2024 shares	Dec. 31, 2022 shares
Stockholders’ Equity/(Deficit) [Line Items]
Vesting period								4 years
Weighted average remaining contractual life			10 months 9 days					11 months 4 days
Total Share-based Compensation (in Dollars) | $								$ 3,050,663			$ 18,595
Trading days	10
Warrants issued			39,808			115,216		115,216		39,808						5,813
$8 Contingent Legacy Shareholder Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Trading days				10
Warrants issued			36,280	38,124		31,272		31,272		36,280
Exercise price of the warrant percentage				200.00%
Class of warrant exercise price (in Dollars per share) | $ / shares			$ 160	$ 160		$ 160		$ 160		$ 160
Share conversion threshold period				24 months
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 160
$12 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Trading days				10
Warrants issued			72,560	76,248		62,544		62,544		72,560
Exercise price of the warrant percentage				300.00%
Class of warrant exercise price (in Dollars per share) | $ / shares			$ 240	$ 240		$ 240		$ 240		$ 240
Share conversion threshold period				42 months
$20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Trading days				10
Warrants issued			90,701	95,311		78,180		78,180		90,701
Exercise price of the warrant percentage				500.00%
Class of warrant exercise price (in Dollars per share) | $ / shares			$ 240	$ 240		$ 400		$ 400		$ 240
Share conversion threshold period				60 months
Contingent Legacy Shareholder Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Trading days				10
Warrants issued			14,432	38,124						14,432
Warrants outstanding (in Dollars) | $						$ 8,828		$ 8,828													$ 8,828
Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 0.2
Common warrants to purchase shares of common stock	44,207			19,110						19,110
Share lock-up period	6 months
Issued total warrants
Warrant outstanding			19,110							19,110									19,110
Whiskey Note
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares						$ 80		$ 80
Issued total warrants						44,207			0
Whiskey Note Shareholder Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued						152.9		152.9
Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued			796,176							796,176	308
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 0.2			$ 120		$ 120
Issued total warrants								90,186	4,575
Commitment Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																	$ 67
Equity-classified Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued			413,971							413,971
Warrants issued			20,698							20,698
$ 120 Warrant
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued			4,166							4,166
Class of warrant exercise price (in Dollars per share) | $ / shares			$ 120							$ 120
$100 Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued			9,850							9,850
Class of warrant exercise price (in Dollars per share) | $ / shares							$ 100		$ 100
Warrants Reclassifed On IPO
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 80
Warrant outstanding				246,267
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 80
Class of warrant exercises price (in Dollars per share) | $ / shares				$ 80
Tranche 1
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares														$ 20
Employees Directors Consultants
Stockholders’ Equity/(Deficit) [Line Items]
Granted per share (in Dollars per share) | $ / shares					$ 80
Common Stock [Member] | $8 Contingent Legacy Shareholder Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued				38,124
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 160
Common Stock [Member] | $12 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued				76,248
Share conversion threshold period				42 months
Common Stock [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued				95,311
Related Party [Member] | $100 Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued			3,028							3,028
Related Party [Member] | Warrants Reclassifed On IPO
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding				3,785
Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued																3,785
Weighted average remaining contractual term								3 years 10 months 28 days
Related Party [Member] | $8 Contingent Legacy Shareholder Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued			60,563	6,417		0		0		60,563
Weighted average remaining contractual term								1 year 3 months 29 days
Related Party [Member] | $12 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued			90,701	12,835		0		0		90,701
Warrants issued				12,835
Weighted average remaining contractual term								2 years 9 months 29 days
Related Party [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued			115,456	16,044		0		0		115,456
Weighted average remaining contractual term								4 years 7 months 2 days
Related Party [Member] | Contingent Legacy Shareholder Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued			11,545	6,417						11,545
Related Party [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding						0		0
Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 100
Related Party [Member] | Commitment Warrant
Stockholders’ Equity/(Deficit) [Line Items]
Issued total warrants									0
Related Party [Member] | $ 120 Warrant
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																						$ 120
Warrant outstanding							16,051		16,051
Related Party [Member] | Warrants Reclassifed On IPO
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding											75,705
Related Party [Member] | Common Stock [Member] | $8 Contingent Legacy Shareholder Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued				6,417
Related Party [Member] | Common Stock [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued				16,044
Related Party [Member] | Related Party [Member] | $12 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued				12,835
Incentive Stock Options [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Number of years volumes of peer companies, used to calculate volatility								5 years		5 years
Options, granted								0
Unrecognized compensation expense (in Dollars) | $			$ 0			$ 0		$ 0		$ 0
Vesting period								0 years		0 years
Weighted average remaining contractual life								8 months 1 day
RSU Awards [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Granted per share (in Dollars per share) | $ / shares					$ 3,157.8			$ 3,157.8
Forfeited/Canceled/Expired					105,360
Granted shares					125
Granted shares								553
RSU outstanding			12,271							12,271
RSU Awards [Member] | Tranche 1
Stockholders’ Equity/(Deficit) [Line Items]
Vesting period								180 days
RSU Awards [Member] | Employees Directors Consultants
Stockholders’ Equity/(Deficit) [Line Items]
Granted per share (in Dollars per share) | $ / shares					$ 80
Granted shares					11,726
RSU Awards [Member] | Deferred Compensation, Share-Based Payments [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Forfeited/Canceled/Expired					5,268
RSU Awards [Member] | Deferred Compensation, Share-Based Payments [Member] | Employees Directors Consultants
Stockholders’ Equity/(Deficit) [Line Items]
Granted shares					11,726
Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued						38,124		38,124
Class of warrant exercise price (in Dollars per share) | $ / shares													$ 0.2
Common Stock [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Share conversion threshold period				60 months
Common Stock [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Common warrants to purchase shares of common stock				19,110
Common Stock [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 80
Common Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued						6,417		6,417
Common Stock [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				80																		$ 100
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 80
Series B Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares						$ 0.2		$ 0.2
Share conversion threshold period		36 months
Issued total warrants								42,619	0
Series B Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Issued total warrants								5,121	0
Minimum | $20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued				16,044
Minimum | Related Party [Member] | $8 Contingent Legacy Shareholder Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued			5,272							5,272
Minimum | Related Party [Member] | Contingent Legacy Shareholder Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Weighted average remaining contractual term										1 year 10 months 20 days
Minimum | Incentive Stock Options [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Vesting period										1 year
Minimum | RSU Awards [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Vesting period								1 year				1 year
Granted shares					2,500
Maximum | $20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued				95,311
Maximum | Tranche 1
Stockholders’ Equity/(Deficit) [Line Items]
Vesting period					180 days
Maximum | Related Party [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued			14,432							14,432
Maximum | Related Party [Member] | Contingent Legacy Shareholder Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Weighted average remaining contractual term										4 years 10 months 24 days
Maximum | Incentive Stock Options [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Vesting period										4 years
Maximum | RSU Awards [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Vesting period								4 years				4 years
Granted shares					11,064
Over-Allotment Option
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 80
Over-Allotment Option | $8 Contingent Legacy Shareholder Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				160
Over-Allotment Option | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 0.2
Over-Allotment Option | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding				246,267
Over-Allotment Option | Underwriter Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued				4,851																			4,218
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 80
Warrants issued				4,218
Underwriter Warrants issued				4,218
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 80
Over-Allotment Option | Warrants Reclassifed On IPO
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrants exercise price (in Dollars per share) | $ / shares				$ 80
Warrant outstanding				12,313
Over-Allotment Option | Common Stock [Member] | $8 Contingent Legacy Shareholder Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 160
Over-Allotment Option | Common Stock [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 0.2
Over-Allotment Option | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued				60,563
ELOC Purchase Agreement, Within 24 Hours of Registration Statement Filing | Series B Preferred Stock [Member] | Investor
Stockholders’ Equity/(Deficit) [Line Items]
Sale of stock, period after registration filing for initial purchase		24
ELOC Purchase Agreement | Commitment Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Warrants outstanding (in Dollars) | $		$ 75,000
ELOC Purchase Agreement | Common Stock [Member] | Commitment Warrant
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued		3,358															3,358
ELOC Purchase Agreement | Common Stock [Member] | Commitment Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares						$ 0.02		$ 0.02										$ 0.02
Over-Allotment Option
Stockholders’ Equity/(Deficit) [Line Items]
Underwriter fee as percentage of offering proceeds				5.00%
Over-Allotment Option | Underwriter Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued				4,218																4,218
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 80											$ 80
Underwriter fee as percentage of offering proceeds				15.00%